CHANGE IN ACCOUNTING POLICY (Details 2) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Apr. 02, 2017	Mar. 31, 2017	Mar. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current assets	$ 1,989,664	$ 1,410,036				$ 1,402,580
Capital assets	150,210	159,961				227,421
Total assets	29,083,815	28,584,991				28,968,900
Other current liabilities	5,141,931	8,121,977				4,818,250
Common stock	289,145	249,599				96,794
Additional paid in capital	60,147,628	55,947,606				45,088,171
Deficit	(36,537,038)	(35,776,340)				(21,076,464)
Accumulated other comprehensive income	42,149	42,149				42,149
Total shareholders' equity	23,941,884	20,463,014	$ 48,884	$ 23,491,008		24,150,650	$ 5,399,851
Total liabilities and shareholders' equity	$ 29,083,815	$ 28,584,991				28,968,900
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current assets						1,402,580
Capital assets						227,421
Intangible assets						27,338,899
Total assets						28,968,900
Warrant derivative liability						959,600
Other current liabilities						4,818,205
Total liabilities						5,777,805
Common stock						96,794
Additional paid in capital						38,640,706
Deficit						(15,588,554)
Accumulated other comprehensive income						42,149
Total shareholders' equity						23,191,095
Total liabilities and shareholders' equity						28,968,900
Scenario, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current assets						1,402,580
Capital assets						227,421
Intangible assets						27,338,899
Total assets						28,968,900
Warrant derivative liability						0
Other current liabilities						4,818,250
Total liabilities						4,818,250
Common stock						96,794
Additional paid in capital						45,088,171
Deficit						(21,076,464)
Accumulated other comprehensive income						42,149
Total shareholders' equity						24,150,650
Total liabilities and shareholders' equity						$ 28,968,900
Effect Of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current assets					$ 0
Capital assets					0
Intangible assets					0
Total assets					0
Warrant derivative liability					(959,600)
Other current liabilities					45
Total liabilities					(959,555)
Common stock					0
Additional paid in capital					6,447,465
Deficit					(5,487,910)
Accumulated other comprehensive income					0
Total shareholders' equity					959,555
Total liabilities and shareholders' equity					$ 0